Pension and Other Postretirement Benefits - Expected Future Benefit Payments and Related Federal Subsidy Receipts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Disclosure of Expected Gross Prescription Drug Subsidy Receipts [Abstract]
Subsidy receipts, 2012	$ 0
Subsidy receipts, 2013	0
Subsidy receipts, 2014	0
Subsidy receipts, 2015	0
Subsidy receipts, 2016	0
Subsidy receipts 2017 - 2021	(0.3)
Ralcorp sponsored defined contribution 401(k) plan cost incurred	1.7	1.5	1.5
Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	0.2
2013	0.3
2014	0.5
2015	0.6
2016	0.7
2017 - 2021	5.8
Other benefits
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	0.7
2013	0.8
2014	1.0
2015	1.3
2016	1.7
2017 - 2021	$ 16.5